SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF THE LISTED FUNDS:

DWS LifeCompass Retirement Fund
DWS LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund

The following information is added to the disclosure contained in Part I: APPENDIX I-I – INVESTMENT PRACTICES AND TECHNIQUES in the funds’ Statements of Additional Information:

Master Limited Partnerships (MLPs)

The following information is added to the disclosure contained in Part I: APPENDIX I-K – UNDERLYING FUNDS OF DWS LIFECOMPASS RETIREMENT FUND, DWS LIFECOMPASS 2015 FUND, DWS LIFECOMPASS 2020 FUND, DWS LIFECOMPASS 2030 FUND AND DWS LIFECOMPASS 2040 FUND in  the funds’ Statement of Additional Information:

DWS RREEF Real Estate Securities Income Fund

Please Retain This Supplement for Future Reference

October 4, 2013
SAISTKR-131